Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 17 – RELATED PARTY TRANSACTIONS

The Company records transactions with various related parties. These related party balances as of December 31, 2020 and 2019 and transactions for the years ended December 31, 2020, 2019 and 2018 are identified as follows:

(1)	Related parties with transactions and related party relationships

Name of Related Party	Relationship to the Company
Mr. Hengfang Li	CEO and Chairman of the Board of Directors
Ms. Hong Ma	Wife of the CEO
Reto International Trading Co. Ltd	The owner of the entity holds more than 5% of the Company’s outstanding common stock
Q Green Techcon Private Limited	Owned by the minority Shareholder of REIT India
Shexian Ruibo Environmental Science and Technology Co., Ltd (Shexian Ruibo)	The Company owns 41.67% ownership interest in Shexian Ruibo
Zhongrong Honghe Eco Construction Materials Co., Ltd	An entity controlled by the CEO’s wife
Changjiang Zhongrong Hengde Environmental Protection Co., Ltd.	An entity controlled by the CEO’s wife
Hunyuan Baiyang Food Co., Ltd.	An entity controlled by the CEO

(2)	Due to related parties

As of December 31, 2020 and 2019, the balance of due to related parties were as follows:

	December 31, 2020	December 31, 2019
Mr. Hengfang Li	$764,533	$405,222

Mr. Hengfang Li is the Chief Executive Officer (“CEO”) and major shareholder of the Company. Mr. Li periodically provides working capital loans to support the Company’s operations when needed. Such advance was non-interest bearing and due on demand.

(3)	Accounts receivable from related parties

Accounts receivable from related party consisted of the following:

	December 31, 2020	December 31, 2019
Accounts receivable – related party
- Reto International Trading Co. Ltd	$202,074	$469,474
Total accounts receivable from related party	$202,074	$469,474

The Company fully collected the December 31, 2020 accounts receivable from related parties as of the date of this report.

(4)	Advance to supplier, related party

Advance to suppliers, related party, consisted of the following:

	December 31, 2020	December 31, 2019
Advance to supplier – related party
- Q Green Techcon Private Limited	$162,014	$-
Shexian Ruibo*	3,872,110
Total	$4,034,124	$-

*

the balance represents the Company’s purchase advances for eco-material and equipment supplied by Shexian Ruibo. Shexian Ruibo is committed to deliver the related materials and equipment in aggregated of approximately $2.1 million by July 31, 2021 based on the purchase orders between the Company and Shexian Ruibo. The rest of prepayments are expected to be fully utilized before the fourth quarter of 2021.

(5)	Accounts payable to related party

Accounts payables to related parties consisted of the following:

	December 31, 2020	December 31, 2019
Accounts payable – related part
- Q Green Techcon Private Limited	$-	$1,361,253
- Shexian Ruibo.	153,344	123,796
Total	$153,344	$1,485,049

(6)	Sales to related parties

Sales to related parties consisted of the following:

	For the years ended December 31,
	2020	2019	2018
Sales to related parties
Zhongrong Honghe Eco Construction Materials Co., Ltd	$-	$-	$56,767
Changjiang Zhongrong Hengde Environmental Protection Co., Ltd.	-	-	233,559
Hunyuan Baiyang Food Co., Ltd.	-	83,972	-
Reto International Trading Co. Ltd.	-	-	1,139,440
Shexian Ruibo	228,814
Total	$228,814	$83,972	$1,940,811

Cost of revenue associated with the sales to these related parties amounted to $148,034, $54,598 and $1,372,302 for the years ended December 31, 2020, 2019, and 2018, respectively.

(7)	Purchases from related parties

Purchases from related parties consisted of the following:

	For the years ended December 31,
	2020	2019	2018
Purchase from a relate party
Shexian Ruibo	$1,837,841	$-	$5,843,564
Q Green Techcon Private Limited.	1,039,152	2,021,934	-
Total	$2,876,993	$2,021,934	$5,843,564

(8)	Loan guarantees provided by related parties

The Company’s principal shareholders also provide personal guarantees for certain of the Company’s short-term loans and long-term bank loans.

(9)	Guarantees provided to related parties

On March 17, 2017, Reit Changjiang entered into a guarantee agreement to guarantee the payment obligations of the Company’s related party, Changjiang Zhongrong Hengde Environmental Protection Co., Ltd., to Changjiang Li Autonomous County Rural Credit Cooperatives. The guaranteed principal creditor’s right is approximately $3.8 million (RMB 25,000,000). The guarantee was still effective as of December 31, 2020.

(10)	Other related party transactions

On September 7, 2020, Beijing REIT entered into a share transfer agreement with the original shareholder of Shexian Ruibo for the acquisition of a 41.67% ownership interest in Shexian Ruibo for a total consideration of $3.6 million (RMB 25 million), including a cash payment of $2.8 million (RMB 18.5 million) and a non-cash contribution of six patents valued at $0.9 million (RMB 6.5 million). The cash consideration was fully paid for the year ended December 31, 2020.